Equity (Details) - Schedule of options free-attaching options - AUD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of options free-attaching options [Abstract]
Free-attaching options, shares	674,694,939	674,694,939
Free-attaching options, value